Share Buyback	12 Months Ended
Dec. 31, 2018
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Share Buyback

24. SHARE BUYBACK

During 2018 the group repurchased 62,202,168 Unilever N.V. ordinary shares (2017: 50,250,099) and 63,236,433 Unilever PLC ordinary shares (2017: 51,692,284). Consideration paid for the repurchase of these shares including transaction costs was €6,020 million (2017: €5,014 million) which was initially recorded in other reserves.